UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
           TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND
                                RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2001.

(Please read instructions before preparing form.)

If amended report check here: |_|

Stanley Knowlton
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Knowlton Brothers, Inc. 530 Fifth Avenue New York, NY 10036
--------------------------------------------------------------------------------
Business Address  (Street)          (City)           (State)           (Zip)

Stanley Knowlton   212/764-3602
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
       Intentional misstatements or omissions of facts constitute Federal
          Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 10th day of August, 2001.


                                    STANLEY KNOWLTON
                                    (Name of Institutional Investment Manager)


                                    /s/ Stanley Knowlton
                                    --------------------------------------------
                                    (Manual Signature of Person Duly
                                     Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                         13F File No.:
-----                                                         -------------

                           Stanley Knowlton - Form 13F


In accordance with General Instruction B to Form 13F, the information required to be contained in this Form 13F is being reported on behalf of Stanley Knowlton by Knowlton Brothers, Inc.


                                                                           Investment Discretion                    Voting Authority
                                                                           ---------------------                    ----------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Shared
Issuer                       Class   CUSIP        Value           Position    Sole  Instr.V   Shared   Managers      Sole    Shared
------------------------------------------------------------------------------------------------------------------------------------
AES Corp.                    COM     00130H105   4772996.55       110871                       X       1, 2, 3                  X

AES Corp.                    COM     00130H105      1119300        26000                       X       1, 2, 3, 4               X

Alloy Online                 COM      19855105      3367143       235300                       X       1, 2, 3                  X

Altera Corp.                 COM      21441100      1197700        41300                       X       1, 2, 3                  X

Altera Corp.                 COM      21441100       643800        22200                       X       1, 2, 3, 4               X

Altera Corp.                 COM      21441100       530700        18300                       X       1, 2, 3                  X

American Superconductor      COM      30111108       159960         6200                       X       1, 2, 3                  X

AT&T Liberty Media           COM       1957208      1687785        96500                       X       1, 2, 3, 4               X

AT&T Liberty Media           COM       1957208       808038        46200                       X       1, 2, 3                  X

Analog Devices.              COM      32654105       376275         8700                       X       1, 2, 3                  X

Attunity Limited             COM     M15332105       135980        52300                       X       1, 2, 3, 4               X

Biosite Diagnostic           COM      90945106       224000         5000                       X       1, 2, 3, 4               X

Celgene                      COM     151020104       923200        32000                       X       1, 2, 3, 4               X

Celgene                      COM     151020104       553920        19200                       X       1, 2, 3                  X

Cell Genesys                 COM     150921104       313650        15300                       X       1, 2, 3                  X

Cognex Corp.                 COM     192422103      5260260       175342                       X       1, 2, 3                  X

Cognex Corp.                 COM     192422103       429000        14300                       X       1, 2, 3                  X

Cognex Corp.                 COM     192422103      1188000        39600                       X       1, 2, 3, 4               X

EMC                          COM     268648102       368550        12600                       X       1, 2, 3, 4               X

Eclipsys                     COM     278856109   7169884.02       301509                       X       1, 2, 3                  X

Eclipsys                     COM     278856109      1781122       74,900                       X       1, 2, 3, 4               X

Eclipsys                     COM     278856109       375724        15800                       X       1, 2, 3                  X

Elan                         COM     284131208       494100         8100                       X       1, 2, 3                  X

E-Trade Group                COM     269248104       484821        52300                       X       1, 2, 3, 4               X

Geron                        COM     374163103       243600        17400                       X       1, 2, 3                  X

Genzyme Corp Gen. Div        COM     372917104      2196000        36000                       X       1, 2, 3                  X

Genzyme Corp Gen. Div        COM     372917104      1098000        18000                       X       1, 2, 3, 4               X

Gentex                       COM     371901109   1590485.16        57068                       X       1, 2, 3                  X

Gentex                       COM     371901109       156072         5600                       X       1,  2, 3                 X

Hollis Eden                  COM     435902101      1964250       291000                       X       1, 2, 3                  X

HNC Software                 COM     40425P107    4606200.9       219030                       X       1, 2, 3,                 X

HNC Software                 COM     40425P107       534162        25400                       X       1, 2, 3, 4               X

HNC Software                 COM     40425P107       172446         8200                       X       1, 2, 3                  X

Idexx Laboratories Corp.     COM     4518d104       1896875        60700                       X       1, 2, 3, 4               X

Impath                       COM     45255G101    4689642.3       105861                       X       1, 2, 3                  X

Impath                       COM     45255G101       881570        19900                       X       1, 2, 3, 4               X

Impath                       COM     45355G101       447430        10100                       X       1, 2, 3                  X

Information Architects       COM     45669R107       120456        95600                       X       1, 2, 3, 4               X

Innoveda                     COM     45769F102       782080       305500                       X       1, 2, 3                  X

Jabil Circuit                COM     466313103      1172680        38000                       X       1, 2, 3, 4               X

Jabil Circuit                COM     466313103       478330        15500                       X       1, 2, 3                  X

Maxwell Shoe                 COM     577766108      1688100        99300                       X       1, 2, 3                  X

Mercury Computer             COM     589378108       154350         3500                       X       1, 2, 3                  X

Micron Technology            COM     595112103       912420        22200                       X       1, 2, 3, 4               X

MRV Communications Inc.      COM     553477100   1113856.15       119129                       X       1, 2, 3                  X

MRV Communications Inc.      COM     553477100       422620        45200                       X       1, 2, 3                  X

MRV Communications Inc.      COM     553477100       978010       104600                       X       1, 2, 3, 4               X

Napro Biotherapeutics Inc.   COM     630795102       114240        11200                       X       1, 2, 3                  X

Network Associates           COM     640938106    9954123.6       799528                       X       1, 2, 3                  X

Network Associates           COM     640938106    2737132.5       219850                       X       1, 2, 3, 4               X

Network Associates           COM     640938106       880215        70700                       X       1, 2, 3                  X

Novellus Systems             COM     670008101      1328886        23400                       X       1, 2, 3                  X

Novellus Systems             COM     670008101       295308         5200                       X       1, 2, 3, 4               X

Novellus Systems             COM     670008101       352098         6200                       X       1, 2, 3                  X

Oak Technology               COM     671802106   2398190.22       226458                       X       1, 2, 3                  X

Parametric Technology Corp.  COM     699173100   5135687.03       367097                       X       1, 2, 3                  X

Parametric Technology Corp.  COM     699173100      1734760       124000                       X       1, 2, 3, 4               X

Pinnacle Systems Inc.        COM    7234811070   2967155.95       490439                       X       1, 2, 3                  X

PRI Automation               COM     69357H106       492898        26600                       X       1, 2, 3                  X

Presstek                     COM     741113104      1438572       119881                       X       1, 2, 3                  X

Presstek                     COM     741113104       552480        46040                       X       1, 2, 3, 4               X

Presstek                     COM     741113104       427776        35648                       X       1, 2, 3                  X

QRS                          COM     74726X105      7104468       427980                       X       1, 2, 3                  X

QRS                          COM     74726X105       443220        26700                       X       1, 2, 3                  X

Rational Software            COM     75409P202      3337950       119000                       X       1, 2, 3                  X

Rational Software            COM     75409P202       420750        15000                       X       1, 2, 3, 4               X

Rational Software            COM     75409P202       412335        14700                       X       1, 2, 3                  X

Synopsis                     COM     871607107   5712778.23       118057                       X       1, 2, 3                  X

Synopsis                     COM     871607107       416154         8600                       X       1, 2, 3                  X

Synopsis                     COM     871607107      1388793        28700                       X       1, 2, 3, 4               X

Thoratec                     COM     885175307   4049359.95       260409                       X       1, 2, 3                  X

Thoratec                     COM     885175307       797715        51300                       X       1, 2, 3                  X

Tripos                       COM     896928108      1139250        77500                       X       1, 2, 3                  X

Tripos                       COM     896928108       288120        19600                       X       1, 2, 3                  X

Verisign                     COM     9.23E+106   1075799.27        17927                       X       1, 2, 3                  X

Verisign                     COM     9.23E+106       288048         4800                       X       1, 2, 3, 4               X

Vertex Pharmaceuticals       COM     92532F100       148500         3000                       X       1, 2, 3, 4               X

Vertex Pharmaceuticals       COM     92532F100       475200         9600                       X       1, 2, 3                  X

Wind River Systems           COM     973149107   1157894.82        66317                       X       1, 2, 3                  X

Wind River Systems           COM     973149107     670813.2        38420                       X       1, 2, 3, 4               X

Wind River Systems           COM     973149107       296820        17000                       X       1, 2, 3                  X

Xilinx Inc.                  COM     983919101       466012        11300                       X       1, 2, 3, 4               X

TOTAL                                             123565047
